Share-based payments - Outstanding RSUs/PSUs Activity (Details) - RSUs/PSUs	6 Months Ended
Jun. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	3,124,187
Granted (in shares)	1,064,191
Dividends credited (in shares)	96,425
Settled (in shares)	(916,529)
Forfeited (in shares)	(52,222)
Outstanding, end of period (in shares)	3,316,052